American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2025

Quality Diversified International ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Australia — 3.9%
Aristocrat Leisure Ltd.	9,677	388,846
BHP Group Ltd.	16,966	416,770
Brambles Ltd.	221,911	3,319,402
Evolution Mining Ltd.	103,722	595,533
Fortescue Ltd.	126,336	1,256,891
Netwealth Group Ltd.	20,090	414,826
Northern Star Resources Ltd.	39,332	534,864
Pro Medicus Ltd.	5,041	913,923
QBE Insurance Group Ltd.	26,098	389,856
REA Group Ltd.(1)	10,193	1,574,465
Sonic Healthcare Ltd.(1)	24,119	414,852
South32 Ltd.	185,867	366,461
Technology One Ltd.	22,820	604,179
Telix Pharmaceuticals Ltd.(2)	21,689	365,418
Xero Ltd.(2)	7,446	884,499
Yancoal Australia Ltd.	158,564	534,569
		12,975,354
Austria — 1.8%
ANDRITZ AG	7,034	486,675
BAWAG Group AG(2)	7,376	918,978
Erste Group Bank AG	19,081	1,536,583
OMV AG	47,832	2,558,466
Raiffeisen Bank International AG	15,146	463,089
		5,963,791
Belgium — 1.1%
Ageas SA	8,687	567,250
D'ieteren Group	5,081	1,043,375
Lotus Bakeries NV	78	807,724
Syensqo SA(1)	11,982	919,626
UCB SA(1)	1,829	332,731
		3,670,706
Canada — 8.3%
Agnico Eagle Mines Ltd.(1)	8,928	1,053,415
Alamos Gold, Inc., Class A	17,579	455,120
ARC Resources Ltd.	35,937	751,028
Bank of Montreal	3,345	359,203
Barrick Mining Corp.	23,271	445,872
BCE, Inc.(1)	119,662	2,607,129
Brookfield Asset Management Ltd., Class A(1)	26,229	1,471,447
Brookfield Infrastructure Corp., Class A	10,539	417,028
Canadian Natural Resources Ltd.	36,300	1,102,212
Canadian Tire Corp. Ltd., Class A(1)	14,577	1,852,358
Celestica, Inc.(2)	3,927	453,097
CGI, Inc.	3,885	417,644
Descartes Systems Group, Inc.(2)	3,093	358,602
Dollarama, Inc.	13,587	1,747,445
FirstService Corp. (Toronto)	1,942	340,400
George Weston Ltd.	5,809	1,169,546
Gildan Activewear, Inc.	13,697	638,280

IGM Financial, Inc.	69,927	2,232,304
Imperial Oil Ltd.(1)	19,376	1,383,365
Intact Financial Corp.	2,051	465,318
Kinross Gold Corp.(1)	78,184	1,153,214
Lundin Gold, Inc.	12,551	606,447
Magna International, Inc.	11,336	411,270
Manulife Financial Corp.	13,185	419,852
Pan American Silver Corp.	14,629	356,801
Quebecor, Inc., Class B	17,974	505,685
RB Global, Inc.	3,430	361,179
Saputo, Inc.	22,883	440,869
Shopify, Inc., Class A(2)	13,276	1,423,453
Stantec, Inc.	16,383	1,685,276
Suncor Energy, Inc.(1)	9,037	321,285
TFI International, Inc.	3,747	322,354
		27,728,498
Denmark — 2.2%
AP Moller - Maersk AS, B Shares	1,042	1,887,734
Carlsberg AS, B Shares	3,285	470,221
Genmab AS(2)	6,587	1,389,591
Novo Nordisk AS, Class B	34,844	2,475,590
Pandora AS	4,494	821,473
Vestas Wind Systems AS	28,783	455,210
		7,499,819
Finland — 1.9%
Fortum OYJ	26,105	451,129
Konecranes OYJ	10,716	837,273
Nokia OYJ	481,773	2,507,291
Nordea Bank Abp	31,400	455,240
Orion OYJ, Class B(1)	13,190	894,900
Valmet OYJ(1)	14,464	472,603
Wartsila OYJ Abp	40,168	805,366
		6,423,802
France — 9.8%
Amundi SA	5,672	463,079
ArcelorMittal SA	15,294	463,680
Arkema SA	7,884	563,356
AXA SA	11,053	520,989
BNP Paribas SA	51,087	4,473,915
Carrefour SA(1)	44,245	661,656
Cie de Saint-Gobain SA	4,225	475,667
Credit Agricole SA	24,405	446,835
Dassault Aviation SA	1,604	583,404
Eiffage SA	14,502	1,994,689
Elis SA(1)	20,258	551,418
Engie SA	200,360	4,324,372
EssilorLuxottica SA	2,160	600,163
Eurazeo SE	5,228	365,603
Eurofins Scientific SE(1)	8,087	539,394
FDJ UNITED	36,396	1,335,699
Gaztransport Et Technigaz SA	2,463	457,695
Hermes International SCA	1,577	4,348,597
Ipsen SA(2)	3,898	458,950
LVMH Moet Hennessy Louis Vuitton SE	566	307,002
Orange SA	36,175	539,927

Publicis Groupe SA	4,151	452,487
Renault SA	33,768	1,736,168
Safran SA	1,445	427,369
Sanofi SA	3,790	375,365
Schneider Electric SE	1,450	365,852
SCOR SE(1)	15,045	496,698
SEB SA	9,623	954,691
Societe Generale SA	18,579	1,008,796
Sodexo SA	5,277	364,441
SPIE SA	22,036	1,120,154
TotalEnergies SE	6,757	397,772
Vinci SA	4,579	654,273
		32,830,156
Germany — 8.5%
adidas AG	4,739	1,181,969
BASF SE	8,591	414,275
Bayer AG	76,480	2,153,181
Brenntag SE	6,222	421,683
Commerzbank AG	39,456	1,201,791
Continental AG	5,874	515,158
CTS Eventim AG & Co. KGaA	6,913	838,522
Deutsche Post AG	10,480	470,268
Deutsche Telekom AG	57,237	2,167,475
Evonik Industries AG	50,311	1,090,365
Fresenius Medical Care AG	36,154	2,053,713
Hannover Rueck SE	9,262	2,928,703
Heidelberg Materials AG	12,988	2,545,794
Henkel AG & Co. KGaA	25,968	1,906,702
Nemetschek SE	3,689	512,848
Rational AG	379	311,626
Rheinmetall AG	913	1,956,802
SAP SE	3,589	1,085,744
Scout24 SE	14,656	1,996,945
Siemens Energy AG(2)	13,550	1,324,181
Symrise AG	3,443	411,674
Zalando SE(2)	22,512	804,346
		28,293,765
Hong Kong — 0.2%
PRADA SpA	95,500	622,797
Ireland — 0.9%
Bank of Ireland Group PLC	146,568	2,012,207
Kingspan Group PLC	4,496	386,160
Ryanair Holdings PLC, ADR	8,394	466,706
		2,865,073
Israel — 1.4%
CyberArk Software Ltd.(2)	2,197	840,968
ICL Group Ltd.	143,852	949,541
Israel Discount Bank Ltd., A Shares	53,074	451,998
Monday.com Ltd.(2)	1,452	431,955
Nice Ltd.(2)	5,215	883,252
Nova Ltd.(2)	1,622	346,492
Teva Pharmaceutical Industries Ltd.(2)	24,795	420,272
Wix.com Ltd.(2)	1,882	280,324
		4,604,802

Italy — 5.2%
A2A SpA	200,237	519,912
Banca Monte dei Paschi di Siena SpA(1)	58,738	485,457
Banco BPM SpA	160,784	1,848,179
BPER Banca SpA(1)	72,685	645,637
Brunello Cucinelli SpA	5,759	709,746
Buzzi SpA	7,690	395,630
Enel SpA	56,296	517,473
Ferrari NV	6,987	3,344,227
Hera SpA	106,087	527,230
Intesa Sanpaolo SpA	100,658	561,946
Mediobanca Banca di Credito Finanziario SpA(1)	48,938	1,164,169
Moncler SpA	5,070	317,387
Prysmian SpA	20,127	1,294,408
Recordati Industria Chimica e Farmaceutica SpA	6,220	373,268
Tenaris SA	22,065	369,533
UniCredit SpA	55,961	3,598,654
Unipol Assicurazioni SpA	31,976	625,826
		17,298,682
Japan — 19.7%
ABC-Mart, Inc.	21,100	411,513
Advantest Corp.	16,900	854,738
AGC, Inc.	13,700	406,376
Aisin Corp.	36,700	466,982
Ajinomoto Co., Inc.	17,200	429,998
Asahi Kasei Corp.	111,700	784,907
Asics Corp.	19,400	467,561
BayCurrent, Inc.	8,700	462,377
Brother Industries Ltd.	21,100	360,098
Canon, Inc.(1)	10,000	305,490
Capcom Co. Ltd.	14,300	424,231
Chugai Pharmaceutical Co. Ltd.	31,500	1,646,868
Dai Nippon Printing Co. Ltd.	28,300	417,333
Daifuku Co. Ltd.	15,500	410,219
Dai-ichi Life Holdings, Inc.	57,300	447,255
Daiichi Sankyo Co. Ltd.	54,500	1,450,457
Daikin Industries Ltd.	3,800	432,366
Daiwa Securities Group, Inc.(1)	61,200	413,979
Denso Corp.	58,600	791,149
Disco Corp.	2,900	649,632
Ebara Corp.	49,800	796,390
Fast Retailing Co. Ltd.	1,100	366,398
Fuji Electric Co. Ltd.	9,000	397,547
Fujikura Ltd.	9,700	450,249
Fujitsu Ltd.	21,100	483,240
Hitachi Ltd.	14,100	392,830
Hoshizaki Corp.	8,300	309,153
Hoya Corp.	6,800	802,862
Idemitsu Kosan Co. Ltd.	241,200	1,469,160
IHI Corp.	6,800	654,500
Isetan Mitsukoshi Holdings Ltd.(1)	27,200	411,224
ITOCHU Corp.	12,100	642,222
Japan Airlines Co. Ltd.	23,700	479,495
Japan Tobacco, Inc.	16,300	499,997
Kansai Electric Power Co., Inc.	35,300	400,519

Kawasaki Kisen Kaisha Ltd.	28,200	424,086
Kirin Holdings Co. Ltd.	30,300	434,692
Komatsu Ltd.	35,800	1,088,005
Konami Group Corp.	6,200	841,603
Kyocera Corp.	234,100	2,846,329
LY Corp.	142,000	512,035
Makita Corp.	11,900	364,584
MEIJI Holdings Co. Ltd.	19,800	442,724
Mitsubishi Electric Corp.	26,800	534,847
Mitsubishi Heavy Industries Ltd.	71,800	1,653,294
Mitsubishi UFJ Financial Group, Inc.	27,300	381,881
MonotaRO Co. Ltd.(1)	23,600	486,837
MS&AD Insurance Group Holdings, Inc.	36,500	869,374
Murata Manufacturing Co. Ltd.	23,900	346,761
NEC Corp.	53,300	1,391,308
NIDEC Corp.	19,200	372,766
NIPPON EXPRESS HOLDINGS, Inc.	42,700	792,220
Niterra Co. Ltd.	27,200	873,993
Nitto Denko Corp.	20,800	378,358
Olympus Corp.	25,500	326,731
Ono Pharmaceutical Co. Ltd.	38,100	414,843
Osaka Gas Co. Ltd.	17,700	450,649
Otsuka Corp.	18,600	382,325
Otsuka Holdings Co. Ltd.	15,500	788,019
Pan Pacific International Holdings Corp.	12,900	422,443
Panasonic Holdings Corp.	215,600	2,471,091
Rakuten Group, Inc.(2)	67,000	368,761
Recruit Holdings Co. Ltd.	32,300	1,923,794
Ricoh Co. Ltd.	73,600	686,260
Ryohin Keikaku Co. Ltd.	14,600	557,277
Sanrio Co. Ltd.	9,300	408,982
Sanwa Holdings Corp.	22,300	767,728
SBI Holdings, Inc.	30,100	911,596
SCREEN Holdings Co. Ltd.	10,700	761,272
SCSK Corp.	16,400	497,778
Seiko Epson Corp.	65,600	848,767
Shionogi & Co. Ltd.	27,500	459,182
Sony Group Corp.	140,500	3,760,613
Subaru Corp.	24,300	446,076
Sumitomo Electric Industries Ltd.	20,600	432,100
Sumitomo Mitsui Financial Group, Inc.	30,800	791,280
Suntory Beverage & Food Ltd.(1)	12,900	418,876
Suzuki Motor Corp.	125,900	1,597,804
Sysmex Corp.	19,000	318,824
Takeda Pharmaceutical Co. Ltd.	14,200	426,356
TDK Corp.	246,900	2,703,609
Terumo Corp.(1)	19,300	354,286
TIS, Inc.	16,100	528,030
Tokyo Electron Ltd.	7,100	1,117,291
TOPPAN Holdings, Inc.	14,500	385,030
Toray Industries, Inc.	52,800	364,256
Toyota Tsusho Corp.	106,700	2,254,930
Trend Micro, Inc.	5,300	396,929
Yokogawa Electric Corp.	21,300	522,190
		65,890,990

Netherlands — 5.4%
Adyen NV(2)	561	1,075,144
Aegon Ltd.(1)	215,076	1,539,885
ASM International NV	1,347	733,099
BE Semiconductor Industries NV(1)	3,131	378,366
CVC Capital Partners PLC	36,667	682,321
DSM-Firmenich AG	3,238	360,451
Heineken Holding NV	6,056	472,024
ING Groep NV	124,322	2,640,867
JDE Peet's NV(1)	21,702	597,224
Koninklijke Ahold Delhaize NV	89,806	3,790,173
Koninklijke Philips NV(1)	15,838	365,217
NN Group NV	50,485	3,176,597
Universal Music Group NV(1)	60,333	1,930,503
Wolters Kluwer NV	2,263	401,297
		18,143,168
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	35,275	767,672
Norway — 1.5%
Aker BP ASA	19,679	452,822
Equinor ASA	33,180	776,771
Kongsberg Gruppen ASA(2)	6,740	1,187,050
Mowi ASA	66,264	1,237,317
Var Energi ASA	269,438	781,789
Yara International ASA	14,513	520,672
		4,956,421
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	714,001	556,958
Singapore — 1.1%
DBS Group Holdings Ltd.	10,200	351,926
Genting Singapore Ltd.(1)	4,149,500	2,213,534
Grab Holdings Ltd., Class A(2)	71,875	350,031
Singapore Airlines Ltd.(1)	84,600	466,785
Singapore Exchange Ltd.	41,600	451,800
		3,834,076
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	8,843	580,863
Aena SME SA	8,534	2,295,947
Amadeus IT Group SA(1)	4,608	383,248
Banco Bilbao Vizcaya Argentaria SA	260,336	3,908,152
Banco de Sabadell SA	149,237	475,093
Banco Santander SA	63,724	508,368
Bankinter SA	77,229	993,602
CaixaBank SA	121,056	1,026,873
Endesa SA	34,082	1,041,508
International Consolidated Airlines Group SA	116,032	510,565
Mapfre SA(1)	144,058	544,906
Telefonica SA(1)	90,868	486,705
		12,755,830
Sweden — 3.6%
AddTech AB, B Shares(1)	13,106	450,411
Alfa Laval AB	8,818	375,157
Beijer Ref AB(1)	23,418	345,335
EQT AB(1)	29,772	872,365
Essity AB, B Shares	112,417	3,288,674

H & M Hennes & Mauritz AB, B Shares(1)	30,678	439,080
Indutrade AB(1)	26,694	723,365
Lifco AB, B Shares(1)	14,080	573,371
Saab AB, Class B	15,520	784,309
Securitas AB, B Shares(1)	107,158	1,584,714
SKF AB, B Shares(1)	22,057	485,173
SSAB AB, B Shares(1)	67,546	401,240
Telefonaktiebolaget LM Ericsson, B Shares	155,436	1,323,159
Volvo AB, B Shares	15,758	436,633
		12,082,986
Switzerland — 5.1%
ABB Ltd.	6,343	359,316
Avolta AG(2)	17,488	937,895
Cie Financiere Richemont SA, Class A	1,695	319,858
Galderma Group AG	3,292	432,514
Logitech International SA	7,960	663,272
Novartis AG	46,469	5,363,874
On Holding AG, Class A(2)	8,855	525,899
Partners Group Holding AG	650	872,540
Roche Holding AG	15,341	4,969,672
Straumann Holding AG	5,448	700,766
Sulzer AG	2,200	415,047
Swiss Re AG	2,575	454,986
Temenos AG	4,948	367,898
VAT Group AG	927	353,661
Zurich Insurance Group AG	518	363,345
		17,100,543
United Kingdom — 11.8%
3i Group PLC	44,032	2,418,463
Admiral Group PLC	40,277	1,819,352
Antofagasta PLC	15,969	381,228
Associated British Foods PLC	17,320	486,901
AstraZeneca PLC	2,497	365,770
Barclays PLC	553,789	2,452,429
Beazley PLC	35,237	449,029
BP PLC	75,043	364,866
British American Tobacco PLC	83,471	3,757,729
BT Group PLC(1)	205,365	497,223
Centrica PLC	237,536	507,925
Coca-Cola HBC AG(2)	9,946	518,311
DCC PLC	6,116	382,348
Diploma PLC	6,140	388,186
Evraz PLC(2)(3)	199,959	27
Glencore PLC(2)	187,859	714,792
GSK PLC	34,121	693,132
Halma PLC	9,874	387,101
Hikma Pharmaceuticals PLC	15,176	438,061
HSBC Holdings PLC	411,200	4,838,745
Imperial Brands PLC	12,254	464,729
InterContinental Hotels Group PLC	11,818	1,354,202
J Sainsbury PLC	126,837	487,816
Kingfisher PLC	278,019	1,040,739
Lloyds Banking Group PLC	379,548	395,340
Marks & Spencer Group PLC	91,845	463,610
Next PLC	2,746	476,560

Rio Tinto PLC	59,293	3,509,077
Rolls-Royce Holdings PLC	66,031	768,401
Schroders PLC	96,022	460,413
Smith & Nephew PLC	30,347	440,371
Smiths Group PLC	56,947	1,655,313
Standard Chartered PLC	101,176	1,578,471
Taylor Wimpey PLC	285,542	460,320
Tesco PLC	84,712	443,266
Vodafone Group PLC	2,975,057	3,085,321
Wise PLC, Class A(2)	30,188	447,884
		39,393,451
United States — 1.0%
Autoliv, Inc.	10,088	1,037,248
Flex Ltd.(2)	22,666	958,772
Janus Henderson Group PLC	15,975	580,372
TechnipFMC PLC	14,191	442,050
Waste Connections, Inc.	2,039	401,866
		3,420,308
TOTAL COMMON STOCKS (Cost $285,233,513)		329,679,648
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,039,876	3,039,876
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,887,571	6,887,571
TOTAL SHORT-TERM INVESTMENTS (Cost $9,927,447)		9,927,447
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $295,160,960)		339,607,102
OTHER ASSETS AND LIABILITIES — (1.5)%		(5,172,971)
TOTAL NET ASSETS — 100.0%		$334,434,131

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.8%
Industrials	17.1%
Consumer Discretionary	14.0%
Health Care	10.6%
Information Technology	9.4%
Consumer Staples	7.1%
Materials	6.7%
Communication Services	5.5%
Energy	3.6%
Utilities	2.7%
Real Estate	0.1%
Short-Term Investments	2.9%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,450,752. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,337,762, which includes securities collateral of $11,450,191.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$9,321,132	$18,407,366	—
Ireland	466,706	2,398,367	—
Israel	1,899,739	2,705,063	—
Singapore	350,031	3,484,045	—
Switzerland	525,899	16,574,644	—
United States	3,420,308	—	—
Other Countries	—	270,126,348	—
Warrants	—	7	—
Short-Term Investments	9,927,447	—	—
	$25,911,262	$313,695,840	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.